SEGMENT INFORMATION (Schedule of Geographic Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 50,391	$ 47,103	$ 64,975
North America [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	29,635	25,810	35,458
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	10,071	10,395	10,382
Australia [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	2,188	2,388	10,811
Asia [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	7,173	7,019	7,735
Israel [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 1,324	$ 1,491	$ 589